FAIR VALUE MEASUREMENTS - Schedule of Level 3 Instruments (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation
Net unrealized gain (losses) in other comprehensive income	$ (994)	$ (288)
Investment securities
Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation
Beginning balance	7,222	5,866
Net realized/ unrealized gains (losses)	(1,002)	(261)
Purchases	973	2,589
Sales and settlements	(628)	(943)
Transfers into Level 3	57	6
Transfers out of Level 3	(201)	(35)
Ending balance	6,421	7,222
U.S. corporate
Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation
Purchases	508
Mortgage and asset-backed
Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation
Purchases	$ 302	1,084
Senior note | AerCap
Fair Value, Assets Measured on Recurring Basis, Level 3 Reconciliation
Purchases		$ 1,000